Shareholder Report, Holdings (Details) - Sector Rotation Fund (No Load Shares)	Mar. 31, 2025
Vanguard Communication Services ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Vanguard Industrials ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Vanguard Consumer Discretionary ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Vanguard Health Care ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Vanguard Financials ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Treasury Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
ProShares UltraPro S&P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
ProShares UltraPro QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%